Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Disclosure
					Value of Fixed $100 Investment Based On:
Year	Summary Compensation Table for PEO ($)(1)	Compensation actually paid to PEO($)(2)	Average Summary Compensation Table Total Average for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Ameresco Total Shareholder Return($)(4)	NASDAQ Clean Edge Total Shareholder Return ($)(4)	Net Income($)	Adjusted EBITDA ($)(5)
2023	1,970,680	(5,388,947)	525,708	(691,965)	181	175	63,904,000	162,990,000
2022	6,498,550	(5,736,611)	1,332,144	(741,181)	327	194	98,549,000	204,512,000
2021	7,046,400	36,700,813	1,297,940	5,164,423	465	277	80,191,000	152,715,000
2020	1,469,973	4,286,201	657,195	2,108,713	299	285	56,922,000	117,877,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Our PEO was George Sakellaris for all years in the table. Our non-PEO NEOs for 2020 were Spencer Hole, Michael Bakas, Nicole Bulgarino, and David Corrsin. Our non-PEO NEOs for 2021, 2022, and 2023 were Spencer Hole, Michael Bakas, Nicole Bulgarino, and Britta MacIntosh.
Peer Group Issuers, Footnote	Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2019. The peer group TSR reflects the TSR of the NASDAQ Clean Edge Green Energy Index.
PEO Total Compensation Amount	$ 1,970,680	$ 6,498,550	$ 7,046,400	$ 1,469,973
PEO Actually Paid Compensation Amount	$ (5,388,947)	(5,736,611)	36,700,813	4,286,201
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2023, 2022, 2021 and 2020. The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the Summary Compensation Table amounts. The Summary Compensation Table amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the Summary Compensation Table Amounts.

PEO Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2020($)	2021($)	2022($)	2023($)
Summary Compensation Table (SCT) Reported Total Compensation	1,469,973	7,046,400	6,498,550	1,970,680
Aggregate SCT Reported Equity Compensation (-)	—	(5,233,075)	(5,043,613)	(424,467)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	—	12,229,652	3,308,244	233,630
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	2,842,726	22,831,678	(4,451,061)	(6,491,933)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	—	—	—	115,005
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	(26,498)	(173,842)	(6,048,731)	(791,862)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	—	—	—	—
Compensation Actually Paid Determination	4,286,201	36,700,813	(5,736,611)	(5,388,947)

Non-PEO NEO Average Total Compensation Amount	$ 525,708	1,332,144	1,297,940	657,195
Non-PEO NEO Average Compensation Actually Paid Amount	$ (691,965)	(741,181)	5,164,423	2,108,713
Adjustment to Non-PEO NEO Compensation Footnote	(3) The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2023, 2022, 2021 and 2020. The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the Summary Compensation Table Amounts. The Summary Compensation Table amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the Summary Compensation Table Amounts. For calculations as of the end of year 2023, unvested options and RSUs held by Ms. MacIntosh were treated as forfeited as she resigned from the company with her last day as an Executive Vice President being December 31, 2023 and no unvested RSUs or options vested on such date

Average Non-PEO NEOs Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2020($)	2021($)	2022($)	2023
Summary Compensation Table (SCT) Reported Total Compensation	657,195	1,297,940	1,332,144	525,708
Aggregate SCT Reported Equity Compensation (-)	(169,236)	(761,219)	(879,966)	(50,917)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	586,026	1,622,442	696,792	28,028
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	985,989	2,990,380	(969,267)	(1,063,898)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	—	—	—	13,791
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	48,739	14,880	(920,884)	(144,677)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	—	—	—	—
Compensation Actually Paid Determination	2,108,713	5,164,423	(741,181)	(691,965)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Revenue
Adjusted EBITDA
Business Development - Sales and Awards (Project Sales, Distributed Generation EPC/PPA Sales, Project Solution Awards)
Energy Assets Placed into Operation

Total Shareholder Return Amount	$ 181	327	465	299
Peer Group Total Shareholder Return Amount	175	194	277	285
Net Income (Loss)	$ 63,904,000	$ 98,549,000	$ 80,191,000	$ 56,922,000
Company Selected Measure Amount	162,990,000	204,512,000	152,715,000	117,877,000
PEO Name	George Sakellaris
Additional 402(v) Disclosure
The compensation committee considers a mix of cash and equity awards over both the short-term and long-term as a critical balance in reinforcing Ameresco’s commitment to performance alignment. Our compensation programs are focused on objective corporate performance measures and individual performance.

In accordance with SEC rules, we are providing the below disclosure regarding certain executive compensation disclosure for our principal executive officer and our other NEOs (“Non-PEO NEOs;”) and certain financial performance measures for the fiscal years listed below, as well as the relationship of the “compensation actually paid” (“CAP”) to those financial performance measures. The SEC-defined CAP data set forth in the table below does not reflect amounts actually realized by our NEOs. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in detail in the “Compensation Discussion and Analysis” section above, our performance equity awards are subject to multi-year performance conditions tied to performance metrics and all our equity awards are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.
Performance Metrics to Link Executive Compensation Actually Paid with Company Performance
The following table presents the most important financial measures that we used to link compensation actually paid with Ameresco performance during the most recently completed fiscal year:
The following charts show the relationship of the CAP amounts for our PEO and Non-PEO NEOs as compared to Ameresco’s total shareholder return, the Nasdaq Clean Edge Green Energy Index total shareholder return, net income, and adjusted EBITDA over the last four completed fiscal years.
	See the “Compensation Discussion & Analysis” above and published in our historical proxy statements for additional detail on executive compensation actions. Note, the value ultimately realized by our executive officers is subject to significant variation over time (e.g., forfeiture of unvested awards prior to vesting, variation in stock price prior to award monetization).
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined as net income attributable to common shareholders, including impact from redeemable non-controlling interests, before provision (benefit from) income tax provisions, other expenses net, depreciation, amortization of intangible assets, accretion of asset retirement obligations, contingent consideration expense, stock-based compensation expense, energy asset impairment, restructuring and other charges, gain or loss on sale of equity investment, and gain or loss upon deconsolidation of a variable interest entity.
Measure:: 3
Pay vs Performance Disclosure
Name	Business Development - Sales and Awards (Project Sales, Distributed Generation EPC/PPA Sales, Project Solution Awards)
Measure:: 4
Pay vs Performance Disclosure
Name	Energy Assets Placed into Operation
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (424,467)	$ (5,043,613)	$ (5,233,075)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	233,630	3,308,244	12,229,652	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,491,933)	(4,451,061)	22,831,678	2,842,726
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,005	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(791,862)	(6,048,731)	(173,842)	(26,498)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,917)	(879,966)	(761,219)	(169,236)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,028	696,792	1,622,442	586,026
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,063,898)	(969,267)	2,990,380	985,989
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,791	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(144,677)	(920,884)	14,880	48,739
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0